Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Share Capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Beginning of the year	kr 49,815	kr 45,269	kr 46,969
Reduction of the B share capital (note 4.1)	0	0	0
Balance at the end of the year	51,839	49,815	45,269	kr 46,969
Share capital
Disclosure of classes of share capital [line items]
Beginning of the year	500	510	520	530
Reduction of the B share capital (note 4.1)	(10)	(10)	(10)	(10)
Balance at the end of the year	490	500	510	520
Share capital | A share capital
Disclosure of classes of share capital [line items]
Beginning of the year	107			107
Reduction of the B share capital (note 4.1)	0	0	0	0
Balance at the end of the year	107	107
Share capital | B share capital
Disclosure of classes of share capital [line items]
Beginning of the year	393			423
Reduction of the B share capital (note 4.1)	(10)	(10)	kr (10)	kr (10)
Balance at the end of the year	kr 383	kr 393